Revenue - Additional Information (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue expected to be recognised from the remaining performance obligation	$ 9.9
Contract assets after allowance for credit loss	2.7	$ 0.0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-09-30
Disaggregation of Revenue [Line Items]
Revenue recognized remaining performance obligation	$ 4.9